Federated Managed Risk Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FDRAX)
INSTITUTIONAL SHARES (TICKER FDRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 16, 2013
1. Under the section entitled “Fund Management,” please delete the first two sentences in their entirety and replace with the following:
“The Fund's Investment Advisers are Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (collectively, the “Co-Advisers”).”
2. Under the section entitled “Fund Management,” please add the following as the last sentence:
“Michael T. Dieschbourg, Managing Director, Alternatives/Managed Risk Group, has been a portfolio manager of the Fund since August, 2014.”
August 20, 2014
Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452311 (8/14)